Expense Example	May 01, 2026 USD ($)
AVIP Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
AVIP Bond Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	945
AVIP BlackRock Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	716
AVIP BlackRock Balanced Allocation Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,016
AVIP BlackRock Advantage International Equity Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,087
AVIP BlackRock Advantage International Equity Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,382
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	956
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,253
AVIP AB Small Cap Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	1,065
AVIP AB Small Cap Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,357
AVIP AB Mid Cap Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,136
AVIP AB Mid Cap Core Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,427
AVIP S&P 500® Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	482
AVIP S&P 500® Index Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	788
AVIP High Income Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,087
AVIP High Income Bond Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,265
AVIP BlackRock Advantage Large Cap Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	935
AVIP BlackRock Advantage Large Cap Value Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,231
AVIP Nasdaq-100® Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	555
AVIP Nasdaq-100® Index Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	861
AVIP BlackRock Advantage Large Cap Core Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	872
AVIP BlackRock Advantage Large Cap Core Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,170
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,136
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,427
AVIP S&P MidCap 400® Index Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
AVIP S&P MidCap 400® Index Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	826
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	397
Expense Example, with Redemption, 10 Years	887
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	532
Expense Example, with Redemption, 10 Years	1,182
AVIP Constellation Dynamic Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,077
AVIP Constellation Dynamic Risk Balanced Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,370
AVIP Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	572
Expense Example, with Redemption, 10 Years	1,265
AVIP Balanced Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,204
AVIP Moderate Growth Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,194
AVIP Growth Model Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,242
AVIP Constellation Managed Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	800
AVIP Constellation Managed Risk Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	788
AVIP Constellation Managed Risk Growth Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	815
AVIP Intech U.S. Low Volatility Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	775
AVIP Intech U.S. Low Volatility Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,077
AVIP Core Plus Bond Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	739
AVIP Core Plus Bond Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	920
AVIP AB Relative Value Portfolio | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	920
AVIP AB Relative Value Portfolio | Class II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	$ 1,217